SHAREHOLDERS’ EQUITY (Details Narrative) - USD ($)	3 Months Ended			5 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2021	Jun. 30, 2022	Jul. 12, 2021	Apr. 09, 2021	Jan. 25, 2021
Class of Stock [Line Items]
Common stock, shares authorized (in shares)					72,400,000	72,400,000
Common stock, par value (in dollars per share)				$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares, outstanding				14,572,650	18,946,567	21,377,828
Class of warrant or right, exercise price of warrants or rights						$ 11.50
Common Stock, Shares, Issued				14,572,650	18,946,567	21,377,828
Agrico Acquisition Corp [Member]
Class of Stock [Line Items]
Preferred shares, shares authorized	1,000,000				1,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001				$ 0.0001
Ordinary shares, shares issued				0	3,593,750
Ordinary shares subject to possible redemption					$ 146,625,000
Ordinary shares, shares outstanding				0	3,593,750
Public warrants	7,187,500				7,187,500
Private placement warrants outstanding shares	7,250,000				7,250,000
Class of warrant or right, exercise price of warrants or rights	$ 0.01				$ 0.01
Description of warrants for redemption	the Class A ordinary shares equals or exceeds $18.00 per share				the Class A ordinary shares equals or exceeds $18.00 per share
Agrico Acquisition Corp [Member] | Business Combination [Member]
Class of Stock [Line Items]
Business acquisition description of acquired entity	In addition, if (x) the Company issues additional ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination at an issue price or effective issue price of less than $9.20 per share (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination on the date of the consummation of the initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s ordinary shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates its initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price described below under “Redemption” will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.				In addition, if (x) the Company issues additional ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination at an issue price or effective issue price of less than $9.20 per share (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination on the date of the consummation of the initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s ordinary shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates its initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price described below under “Redemption” will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.
Agrico Acquisition Corp [Member] | Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	200,000,000			200,000,000	200,000,000
Common stock, par value (in dollars per share)	$ 0.0001			$ 0.0001	$ 0.0001
Ordinary shares, shares issued				0	143,750
Common stock, shares, outstanding	143,750			0	143,750
Ordinary shares subject to possible redemption	$ 14,375,000	$ 14,375,000	$ 0
Class of warrant or right, exercise price of warrants or rights	$ 11.50				$ 11.50
Common Stock, Shares, Issued	143,750			0	143,750
Agrico Acquisition Corp [Member] | Common Class A [Member] | Maximum [Member]
Class of Stock [Line Items]
Shares issued	143,750				143,750
Agrico Acquisition Corp [Member] | Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	20,000,000			20,000,000	20,000,000
Common stock, par value (in dollars per share)	$ 0.0001			$ 0.0001	$ 0.0001
Common stock, shares, outstanding	3,593,750			0	3,593,750
Shares issued									5,000,000
Forfeited shares							468,750	1,406,250
Sale of stock, percentage of ownership before transaction	20.00%				20.00%
Common Stock, Shares, Issued	3,593,750			0	3,593,750
Agrico Acquisition Corp [Member] | Common Class B [Member] | Maximum [Member] | Founder Shares [Member]
Class of Stock [Line Items]
Common stock, shares, outstanding								5,000,000
Agrico Acquisition Corp [Member] | Common Class B [Member] | Minimum [Member] | Founder Shares [Member]
Class of Stock [Line Items]
Common stock, shares, outstanding								3,593,750